SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENT
Note 20: -	Share-Based Payment

On July 24, 2011, the Company's Board of Directors approved a new unregistered share options plan. In September 2016 the Company's Board of Directors approved an amendment to the plan, to cover issuance of restricted shares (“RS”) under the plan and named it the Israeli Share Award Plan ("2011 Plan").

Pursuant to the 2011 Plan, granted share options and RS generally vest over a four-year period following the date of the grant in 13 installments: 25% of the options vest on the first anniversary of the grant date and 6.25% options vest at the end of each quarter thereafter.

a.	Expense recognized in the financial statements

The share based compensation expense that was recognized for services received from employees and Board of Directors members is presented in the following table:

	For the Year Ended December 31
	2018	2017	2016
	U.S. Dollar in thousands
Cost of revenues	$401	$179	$332
Research and development	224	138	134
Selling and marketing	51	48	71
General and administrative	272	118	534
Total share-based compensation	$948	$483	$1,071

b.	Share options granted to the Company's Chief Executive Officer ("CEO")

On December 20, 2018, the Company’s general shareholders meeting approved the grant of 90,000 options exercisable into ordinary shares at an exercise price of NIS 18.93 per option and 30,000 RSs at no exercise price to Mr. Amir London, the Company’s CEO.  The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $156 thousands. The fair value of the RSs was estimated based on the market price of the shares on the grant date at $148 thousands.

c.	Share options granted to Employees

1.
During 2018the Company's Board of Directors approved the grant of 417,825options, respectively to employees and members of the Company’s management. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $795 thousands.

2.
During 2018, the Company's Board of Directors approved the grant of 66,308 RSs to the Company’s employees and management. The RSs do not have exercise price. The fair value of the RSs was estimated based on the market price of the share on the grant date at $344 thousands.

d.         Share options granted to board of directors members

1.
On December 20, 2018, the Company’s general shareholders meeting approved the grant of a total of 110,000 options to the Company’s board of director members. The options are exercisable into ordinary shares at a range of an exercise price of NIS 18.93 - 22.54 per option. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $170 thousands.

Change of Awards during the Year

The following table lists the number of share options, the weighted average exercise prices of share options and changes in share options grants during the year:

	2018		2017		2016
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		In NIS		In NIS		In NIS

Outstanding at beginning of year	2,572,372	32.47	2,487,236	35.20	2,281,493	38.96
Granted	617,825	19.02	458,950	21.10	401,275	15.17
Exercised	(53,584)	15.77	(10,659)	18.19	(8,398)	18.47
Forfeited	(691,016)	30.51	(363,155)	35.70	(187,134)	39.22

Outstanding at end of year	2,445,597	29.99	2,572,372	32.47	2,487,236	35.20
Exercisable at end of year	1,406,048	38.02	1,755,253	38.69	1,543,358	40.44
The weighted average remaining contractual life for the share options		3.63		3.22		3.62

The range of exercise prices for share options outstanding as of December 31, 2017 and 2018 were NIS 15- NIS 57. Exercise is by cashless method.

The following table lists the number of RSs and changes in RSs grants during the year:

	Number of RSs
	2018	2017	2016
	U.S. Dollars in thousands
Outstanding at beginning of year	76,512	27,333	-
Granted	96,308	58,835	29,333
End of restriction period	(23,572)	(7,656)	-
Forfeited	(9,542)	(2,000)	(2,000)

Outstanding at end of year	139,706	76,512	27,333
The weighted average remaining contractual life for the restricted share	5.79	5.92	6.20

Measurement of the fair value of share options

The Company uses the binomial model when estimating the grant date fair value of equity-settled share options. The measurement was made at the grant date of equity-settled share options since the options were granted to employees and Board of Directors members.

The following table lists the inputs to the binomial model used for the fair value measurement of equity-settled share options for the above plan:

	2018	2017	2016
Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	25-39	37-45	32-51
Risk-free interest rate (%)	0.2 – 2.0	0.1 – 1.83	0.13 – 1.83
Contractual term of up to (years)	6.5	6.5	6.5
Exercise multiple	2	2	2
Weighted average share prices (NIS)	18.49-21.17	16.05-16.44	15.17
Expected average forfeiture rate (%)	1-5	1-5	0-5